Equity - Dividends - Dividends paid (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity [abstract]
Interim dividend, current year	€ 1,064	€ 796	€ 796	€ 665
Dividend, balance for prior year	532	1,061	1,064	1,064
Total dividends	€ 1,595	€ 1,857	€ 1,860	€ 1,729